SUPPLEMENTAL CASH FLOW INFORMATION (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
SUPPLEMENTAL CASH FLOW INFORMATION
Accounts receivable	$ (1,099)	$ 219
Inventories	(628)	316
Accounts payable and accrued liabilities	1,317	(503)
Current portion of provisions	(14)	(110)
Income taxes payable (net)	436	511
Total (increase) decrease in working capital	12	433
Relating to :
(Increase) decrease in non-cash working capital	(397)	408
Decrease in non-cash working capital	409	25
Total (increase) decrease in working capital	$ 12	$ 433